Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000260041
Shareholder Report [Line Items]
Fund Name	RIVERNORTH ENHANCED PRE-MERGER SPAC ETF
Trading Symbol	SPCZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RiverNorth Enhanced Pre-Merger SPAC ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/spcz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/spcz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Enhanced Pre-Merger SPAC ETF	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/spcz/ for current month-end performance.
Line Graph [Table Text Block]
	RiverNorth Enhanced Pre-Merger SPAC ETF - NAV	ICE BofA US Broad Market Index	ICE BofA US Treasuries 0-3 Years Index
Jul'22	10000	10000	10000
Dec'22	10218	9689	9989
Dec'23	10826	10211	10442
Dec'24	11401	10361	10907
Dec'25	12568	11102	11437

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (July 11, 2022)
RiverNorth Enhanced Pre-Merger SPAC ETF - NAV	10.18%	6.72%
ICE BofA US Broad Market Index	7.15%	3.05%
ICE BofA US Treasuries 0-3 Years Index	4.86%	3.94%

Performance Inception Date	Jul. 11, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 4,971,202
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 46,765
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$4,971,202
# of Portfolio Holdings	159
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$46,765

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.96%
Rights	1.31%
Warrants	1.65%
Special Purpose Acquisition Companies (SPACS)	96.08%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	3.17%
British Virgin Islands	3.97%
Cayman Islands	92.86%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings, an affiliate of the the Fund's Sub-Adviser RiverNorth Capital Management LLC, exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor and the Sub-Adviser, prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings, an affiliate of the the Fund's Sub-Adviser RiverNorth Capital Management LLC, exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor and the Sub-Adviser, prior to the close of the change in control.
C000260042
Shareholder Report [Line Items]
Fund Name	RIVERNORTH PATRIOT ETF
Trading Symbol	FLDZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RiverNorth Patriot ETF (the "Fund" or "FLDZ") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/fldz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/fldz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Patriot ETF	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/fldz/ for current month-end performance.
Line Graph [Table Text Block]
	RiverNorth Patriot ETF - NAV	S&P 500® Total Return Index	S&P 900® Total Return Index
Dec'21	10000	10000	10000
Dec'22	8810	8189	8218
Dec'23	9881	10342	10330
Dec'24	11463	12929	12846
Dec'25	12222	15241	15069

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (December 31, 2021)
RiverNorth Patriot ETF - NAV	6.48%	5.13%
S&P 500 Total Return Index	17.88%	11.11%
S&P 900 Total Return Index	17.30%	10.80%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 3,755,881
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 27,883
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$3,755,881
# of Portfolio Holdings	338
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$27,883

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	1.48%
Industrial Products	1.50%
Materials	1.52%
Telecommunications	1.58%
Consumer Staple Products	1.76%
Consumer Discretionary Products	2.55%
Insurance	3.27%
Consumer Discretionary Services	3.90%
Media	4.19%
Retail & Wholesale - Staples	4.30%
Software & Tech Services	4.67%
Financial Services	5.42%
Retail & Wholesale - Discretionary	6.42%
Banking	7.02%
Real Estate	7.48%
Industrial Services	9.05%
Oil & Gas	9.99%
Health Care	10.84%
Utilities	13.06%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings, an affiliate of the Fund's Sub-Adviser, RiverNorth Capital Management LLC, exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor and the Sub-Adviser, prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings, an affiliate of the Fund's Sub-Adviser, RiverNorth Capital Management LLC, exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor and the Sub-Adviser, prior to the close of the change in control.
C000260043
Shareholder Report [Line Items]
Fund Name	POLEN DIVIDEND INCOME ETF
Trading Symbol	DIVZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polen Dividend Income ETF (formerly known as The Opal Dividend Income ETF) (the "Fund" or "DIVZ") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/divz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/divz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Polen Dividend Income ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/divz/ for current month-end performance.
Line Graph [Table Text Block]
	Polen Dividend Income ETF - NAV	S&P 500® Total Return Index	MSCI USA High Dividend Yield USD Risk Premia Index
Jan'21	10000	10000	10000
Dec'21	12017	12878	11897
Dec'22	12442	10546	11111
Dec'23	12360	13318	11501
Dec'24	14636	16650	12464
Dec'25	17071	19627	13541

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (January 27, 2021)
Polen Dividend Income ETF - NAV	16.63%	11.46%
S&P 500 Total Return Index	17.88%	14.67%
MSCI USA High Dividend Yield USD Risk Premia Index	8.64%	6.35%

Performance Inception Date	Jan. 27, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 212,513,621
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,138,686
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$212,513,621
# of Portfolio Holdings	31
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,138,686

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Consumer Discretionary Products	1.13%
Money Market Funds	1.29%
Retail & Wholesale - Discretionary	1.76%
Industrial Services	2.74%
Materials	3.19%
Insurance	3.31%
Software & Tech Services	3.38%
Banking	4.84%
Telecommunications	5.18%
Financial Services	8.40%
Health Care	14.85%
Oil & Gas	14.86%
Consumer Staple Products	16.76%
Utilities	18.31%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United Kingdom	2.69%
Denmark	3.15%
Ireland	6.57%
Canada	7.65%
United States	79.94%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of Polen Dividend Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.  Effective February 8, 2026, the name of the Fund was changed from The Opal Dividend Income ETF to Polen Dividend Income ETF.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of Polen Dividend Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control. Effective February 8, 2026, the name of the Fund was changed from The Opal Dividend Income ETF to Polen Dividend Income ETF.
C000260044
Shareholder Report [Line Items]
Fund Name	TRUESHARES ACTIVE YIELD ETF
Trading Symbol	ERNZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Active Yield ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/ernz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/ernz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Active Yield ETF	$73	0.75%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/ernz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Active Yield ETF - NAV	S&P 500® Total Return Index
Apr'24	10000	10000
Dec'24	10398	11790
Dec'25	9724	13898

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (April 30, 2024)
TrueShares Active Yield ETF - NAV	-6.32%	-1.68%
S&P 500 Total Return Index	17.88%	21.77%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 57,754,220
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 1,061,397
InvestmentCompanyPortfolioTurnover	845.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$57,754,220
# of Portfolio Holdings	144
Portfolio Turnover Rate	845%
Total Advisory Fees Paid	$1,061,397

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Banking	0.16%
Consumer Discretionary Products	0.28%
Industrial Products	0.44%
Consumer Discretionary Services	0.78%
Retail & Wholesale - Staples	0.86%
Media	0.99%
Telecommunications	1.50%
Insurance	2.56%
Utilities	2.63%
Money Market Funds	2.73%
Real Estate	2.75%
Health Care	4.13%
Materials	4.56%
Consumer Staple Products	5.81%
Business Development Company	6.72%
Retail & Wholesale - Discretionary	6.86%
Oil & Gas	7.13%
Industrial Services	9.85%
Closed-End Fund	11.57%
Financial Services	12.92%
Exchange-Traded Funds	14.77%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	0.13%
France	0.21%
United Kingdom	0.26%
Brazil	0.39%
Netherlands	0.46%
Cayman Islands	1.58%
Canada	1.80%
Jersey	2.16%
Bermuda	2.70%
Marshall Islands	4.96%
United States	85.35%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Active Yield ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Active Yield ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000260045
Shareholder Report [Line Items]
Fund Name	TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF
Trading Symbol	RNWZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Eagle Global Renewable Energy Income ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/rnwz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/rnwz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Eagle Global Renewable Energy Income ETF	$89	0.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/rnwz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Eagle Global Renewable Energy Income ETF - NAV	MSCI World Net Total Return Index	S&P Global Infrastructure Total Return Index
Dec'22	10000	10000	10000
Dec'22	9982	9754	9842
Dec'23	9472	12074	10510
Dec'24	8775	14328	12097
Dec'25	11959	17350	14829

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (December 8, 2022)
TrueShares Eagle Global Renewable Energy Income ETF - NAV	36.19%	5.95%
MSCI World Net Total Return Index	21.09%	19.71%
S&P Global Infrastructure Total Return Index	22.58%	13.73%

Performance Inception Date	Dec. 08, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 2,752,033
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 19,243
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$2,752,033
# of Portfolio Holdings	24
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$19,243

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.58%
Industrial Services	3.00%
Financial Services	6.09%
Utilities	90.33%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Portugal	1.87%
Bermuda	2.48%
Finland	3.68%
Austria	3.99%
Denmark	4.24%
Canada	5.58%
Germany	8.12%
Italy	8.15%
United Kingdom	8.09%
Spain	10.82%
United States	42.98%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Eagle Global Renewable Energy Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Eagle Global Renewable Energy Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259963
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (APRIL) ETF
Trading Symbol	APRZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (April) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/aprz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/aprz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (April) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/aprz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (April) ETF - NAV	S&P 500® Total Return Index
Mar'21	10000	10000
Dec'21	11349	12122
Dec'22	10051	9927
Dec'23	12286	12536
Dec'24	14559	15673
Dec'25	16433	18475

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (March 31, 2021)
TrueShares Structured Outcome (April) ETF - NAV	12.76%	11.02%
S&P 500 Total Return Index	17.88%	13.78%

Performance Inception Date	Mar. 31, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 16,457,498
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 144,756
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$16,457,498
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$144,756

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.08%
Purchased Options	16.96%
U.S. Treasury Obligations	82.96%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (April) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (April) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259967
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF
Trading Symbol	AUGZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (August) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/augz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/augz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (August) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/augz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (August) ETF - NAV	S&P 500® Total Return Index
Jul'20	10000	10000
Dec'20	11131	11564
Dec'21	13440	14884
Dec'22	12040	12188
Dec'23	14126	15392
Dec'24	16679	19243
Dec'25	18914	22684

Average Annual Return [Table Text Block]
.	1 YR	5 YRS	Since Inception (July 31, 2020)
TrueShares Structured Outcome (August) ETF - NAV	13.02%	11.13%	12.48%
S&P 500 Total Return Index	17.88%	14.42%	16.32%

Performance Inception Date	Jul. 31, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 24,298,877
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 209,679
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$24,298,877
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$209,679

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.08%
Purchased Options	10.03%
U.S. Treasury Obligations	89.89%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (August) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (August) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259968
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF
Trading Symbol	DECZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (December) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/decz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/decz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (December) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/decz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (December) ETF - NAV	S&P 500® Total Return Index
Nov'20	10000	10000
Dec'20	10172	10384
Dec'21	12222	13365
Dec'22	11129	10945
Dec'23	13168	13822
Dec'24	15661	17280
Dec'25	17583	20370

Average Annual Return [Table Text Block]
.	1 YR	5 YRS	Since Inception (November 30, 2020)
TrueShares Structured Outcome (December) ETF - NAV	12.32%	11.56%	11.74%
S&P 500 Total Return Index	17.88%	14.42%	15.02%

Performance Inception Date	Nov. 30, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 57,980,077
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 447,481
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$57,980,077
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$447,481

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.10%
Purchased Options	6.60%
U.S. Treasury Obligations	93.30%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (December) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (December) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259969
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF
Trading Symbol	FEBZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (February) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/febz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/febz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (February) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/febz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (February) ETF - NAV	S&P 500® Total Return Index
Jan'21	10000	10000
Dec'21	12056	13002
Dec'22	10811	10647
Dec'23	13044	13446
Dec'24	15256	16810
Dec'25	17219	19816

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (January 29, 2021)
TrueShares Structured Outcome (February) ETF - NAV	12.74%	11.69%
S&P 500 Total Return Index	17.88%	14.91%

Performance Inception Date	Jan. 29, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 14,309,583
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 78,291
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$14,309,583
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$78,291

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	8.29%
Purchased Options	11.18%
U.S. Treasury Obligations	80.53%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (February) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (February) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259970
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF
Trading Symbol	JANZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (January) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/janz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/janz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (January) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/janz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (January) ETF - NAV	S&P 500® Total Return Index
Dec'20	10000	10000
Dec'21	12166	12871
Dec'22	10776	10540
Dec'23	12834	13310
Dec'24	15162	16640
Dec'25	17038	19616

Average Annual Return [Table Text Block]
.	1 YR	5 YRS	Since Inception (December 31, 2020)
TrueShares Structured Outcome (January) ETF - NAV	12.40%	11.24%	11.24%
S&P 500 Total Return Index	17.88%	14.42%	14.42%

Performance Inception Date	Dec. 31, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 76,189,307
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 283,243
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$76,189,307
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$283,243

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Purchased Options	9.27%
U.S. Treasury Obligations	17.11%
Money Market Funds	73.62%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (January) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.  On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (January) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259971
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (JULY) ETF
Trading Symbol	JULZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (July) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/julz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/julz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (July) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/julz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (July) ETF - NAV	S&P 500® Total Return Index
Jun'20	10000	10000
Dec'20	11655	12216
Dec'21	14063	15723
Dec'22	12749	12875
Dec'23	14999	16260
Dec'24	17823	20328
Dec'25	20158	23963

Average Annual Return [Table Text Block]
.	1 YR	5 YRS	Since Inception (June 30, 2020)
TrueShares Structured Outcome (July) ETF - NAV	12.95%	11.53%	13.58%
S&P 500 Total Return Index	17.88%	14.42%	17.21%

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 19,367,389
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 277,885
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$19,367,389
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$277,885

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.67%
Purchased Options	13.57%
U.S. Treasury Obligations	85.76%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (July) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (July) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259972
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (JUNE) ETF
Trading Symbol	JUNZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (June) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/junz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/junz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (June) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/junz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (June) ETF - NAV	S&P 500® Total Return Index
May'21	10000	10000
Dec'21	10996	11428
Dec'22	9570	9358
Dec'23	11224	11818
Dec'24	13177	14775
Dec'25	14853	17417

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (May 28, 2021)
TrueShares Structured Outcome (June) ETF - NAV	12.55%	9.00%
S&P 500 Total Return Index	17.88%	12.84%

Performance Inception Date	May 28, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 12,586,819
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 74,861
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$12,586,819
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$74,861

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.08%
Purchased Options	14.13%
U.S. Treasury Obligations	85.79%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (June) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (June) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259973
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (MARCH) ETF
Trading Symbol	MARZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (March) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/marz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/marz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (March) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/marz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (March) ETF - NAV	S&P 500® Total Return Index
Feb'21	10000	10000
Dec'21	11714	12653
Dec'22	10227	10361
Dec'23	12311	13085
Dec'24	14525	16359
Dec'25	16386	19284

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (February 26, 2021)
TrueShares Structured Outcome (March) ETF - NAV	12.76%	10.74%
S&P 500 Total Return Index	17.88%	14.52%

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 16,802,058
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 138,575
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$16,802,058
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$138,575

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.08%
Purchased Options	12.39%
U.S. Treasury Obligations	87.53%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (March) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (March) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259974
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (MAY) ETF
Trading Symbol	MAYZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (May) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/mayz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/mayz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (May) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/mayz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (May) ETF - NAV	S&P 500® Total Return Index
Apr'21	10000	10000
Dec'21	11017	11508
Dec'22	9476	9424
Dec'23	10983	11901
Dec'24	12928	14879
Dec'25	14688	17539

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (April 30, 2021)
TrueShares Structured Outcome (May) ETF - NAV	13.50%	8.59%
S&P 500 Total Return Index	17.88%	12.78%

Performance Inception Date	Apr. 30, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 15,403,351
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 91,186
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$15,403,351
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$91,186

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.08%
Purchased Options	17.82%
U.S. Treasury Obligations	82.10%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (May) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (May) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259964
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF
Trading Symbol	NOVZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (November) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/novz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/novz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (November) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/novz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (November) ETF - NAV	S&P 500® Total Return Index
Oct'20	10000	10000
Dec'20	11035	11521
Dec'21	13403	14828
Dec'22	12119	12143
Dec'23	14308	15335
Dec'24	17047	19172
Dec'25	19254	22600

Average Annual Return [Table Text Block]
.	1 YR	5 YRS	Since Inception (October 30, 2020)
TrueShares Structured Outcome (November) ETF - NAV	12.93%	11.78%	13.54%
S&P 500 Total Return Index	17.88%	14.42%	17.08%

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 18,002,042
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 181,364
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$18,002,042
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$181,364

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.39%
Purchased Options	7.13%
U.S. Treasury Obligations	92.48%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (November) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (November) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259965
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF
Trading Symbol	OCTZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (October) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/octz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/octz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (October) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/octz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (October) ETF - NAV	S&P 500® Total Return Index
Sep'20	10000	10000
Dec'20	10857	11215
Dec'21	13082	14434
Dec'22	11744	11820
Dec'23	13879	14927
Dec'24	16504	18662
Dec'25	18623	21999

Average Annual Return [Table Text Block]
.	1 YR	5 YRS	Since Inception (September 30, 2020)
TrueShares Structured Outcome (October) ETF - NAV	12.68%	11.34%	12.57%
S&P 500 Total Return Index	17.88%	14.42%	16.20%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 35,750,029
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 196,629
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$35,750,029
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$196,629

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.08%
Purchased Options	7.13%
U.S. Treasury Obligations	92.79%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (October) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (October) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000259966
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF
Trading Symbol	SEPZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome (September) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/sepz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/sepz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (September) ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/sepz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Structured Outcome (September) ETF - NAV	S&P 500® Total Return Index
Aug'20	10000	10000
Dec'20	10608	10789
Dec'21	12924	13886
Dec'22	11823	11371
Dec'23	13945	14360
Dec'24	16495	17953
Dec'25	18645	21163

Average Annual Return [Table Text Block]
.	1 YR	5 YRS	Since Inception (August 31, 2020)
TrueShares Structured Outcome (September) ETF - NAV	12.76%	11.85%	12.38%
S&P 500 Total Return Index	17.88%	14.42%	15.09%

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 109,557,704
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 636,533
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$109,557,704
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$636,533

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.07%
Purchased Options	8.90%
U.S. Treasury Obligations	91.03%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (September) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (September) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.
C000260046
Shareholder Report [Line Items]
Fund Name	TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF
Trading Symbol	LRNZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Technology, AI & Deep Learning ETF (the "Fund" or "LRNZ") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/lrnz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/lrnz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Technology, AI & Deep Learning ETF	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/lrnz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Technology, AI & Deep Learning ETF - NAV	NASDAQ Composite Total Return Index
Feb'20	10000	10000
Dec'20	19052	15153
Dec'21	18869	18514
Dec'22	9158	12490
Dec'23	15305	18066
Dec'24	15612	23409
Dec'25	19081	28358

Average Annual Return [Table Text Block]
.	1 YR	5 YRS	Since Inception (February 28, 2020)
TrueShares Technology, AI & Deep Learning ETF - NAV	22.23%	0.04%	11.70%
NASDAQ Composite Total Return Index	21.14%	13.35%	19.54%

Performance Inception Date	Feb. 28, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 33,356,703
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 225,734
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$33,356,703
# of Portfolio Holdings	21
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$225,734

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	3.38%
Retail & Wholesale - Discretionary	4.82%
Health Care	15.95%
Tech Hardware & Semiconductors	17.07%
Software & Tech Services	58.78%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Netherlands	2.36%
United Kingdom	2.45%
Cayman Islands	7.06%
United States	88.13%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.